TOTAL SALES	12 Months Ended
Dec. 31, 2020
TOTAL SALES
TOTAL SALES

18— TOTAL SALES

Amount of net sales derived from our operations in Asia, France, the United States. and other geographical areas, are as follows:

Primary geographical markets (€)	2020	2019	2018
Asia	15,872	17,939	14,119
France	10,021	11,350	11,577
United States	5,611	5,194	2,048
Others geographical areas	10,146	10,377	11,419
	41,649	44,859	39,163

The amount of net sales is recognized following the timing above:

Timing of revenue recognition	2020	2019	2018
Products transferred at a point in time	32,862	36,767	31,373
Products and services transferred over time	8,787	8,092	7,790
	41,649	44,859	39,163